Consolidated Summary of Investments - Other Than Investments in Related Parties (Details) $ in Millions	Dec. 31, 2015 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	$ 265,225
Amount at Which Shown on Balance Sheet	272,482
Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	168,361
Estimated Fair Value	175,686
Amount at Which Shown on Balance Sheet	175,686
U.S. Treasury and agency
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	36,183
Estimated Fair Value	39,693
Amount at Which Shown on Balance Sheet	39,693
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	10,186
Estimated Fair Value	10,681
Amount at Which Shown on Balance Sheet	10,681
State and political subdivision
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	6,070
Estimated Fair Value	6,974
Amount at Which Shown on Balance Sheet	6,974
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	3,178
Estimated Fair Value	3,606
Amount at Which Shown on Balance Sheet	3,606
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	75,375
Estimated Fair Value	76,682
Amount at Which Shown on Balance Sheet	76,682
Total bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	130,992
Estimated Fair Value	137,636
Amount at Which Shown on Balance Sheet	137,636
Mortgage-backed and asset-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	36,407
Estimated Fair Value	37,061
Amount at Which Shown on Balance Sheet	37,061
Redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	962
Estimated Fair Value	989
Amount at Which Shown on Balance Sheet	989
Trading and fair value option securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	463
Estimated Fair Value	431
Amount at Which Shown on Balance Sheet	431
Equity Securities, Investment Summary [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	1,985
Estimated Fair Value	1,949
Amount at Which Shown on Balance Sheet	1,949
Industrial, miscellaneous and all other
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	1,103
Estimated Fair Value	1,066
Amount at Which Shown on Balance Sheet	1,066
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	195
Estimated Fair Value	177
Amount at Which Shown on Balance Sheet	177
Non-redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	687
Estimated Fair Value	706
Amount at Which Shown on Balance Sheet	706
Mortgage loans held-for-investment
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	53,722
Amount at Which Shown on Balance Sheet	53,722
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	8,134
Amount at Which Shown on Balance Sheet	8,134
Real estate and real estate joint ventures
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	5,968
Amount at Which Shown on Balance Sheet	5,968
Real estate acquired in satisfaction of debt
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	40
Amount at Which Shown on Balance Sheet	40
Other limited partnership interests
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	4,088
Amount at Which Shown on Balance Sheet	4,088
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	5,595
Amount at Which Shown on Balance Sheet	5,595
Other invested assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	16,869
Amount at Which Shown on Balance Sheet	$ 16,869